Stockholders’ (Deficit) Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Feb. 11, 2021	Dec. 31, 2020	Dec. 11, 2020
Stockholders’ (Deficit) Equity (Details) [Line Items]
Preferred stock shares, authorized	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock issued
Preferred stock outstanding
Stock split, description				91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.
Converted basis, percentage	20.00%
Preferred Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Preferred stock shares, authorized	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock issued	0		0
Preferred stock outstanding	0		0
Class A Common Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000		100,000,000
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	34,500,000
Common stock, shares issued
Common stock, shares outstanding
Common stock, shares outstanding	34,500,000
Class B Common Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock, shares authorized	10,000,000		10,000,000
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Shares issued		8,625,000
Common stock, shares issued	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000		8,625,000